Fair Value Measurements (Details) - Schedule of Changes in Fair Value - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning		$ 13,150,745	$ 13,150,745
Issuance of simple agreements for future equity		2,666,953	2,666,953	12,885,001
Issuance of embedded derivative liability			601,000
Change in fair value			1,821,706	265,744
Conversion to common stock upon Merger			(18,240,404)
Outstanding at ending				13,150,745
Simple Agreement for Future Equity [Member]
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning		13,150,745	13,150,745
Issuance of simple agreements for future equity			2,666,953	12,885,001
Issuance of embedded derivative liability
Change in fair value			1,672,706	265,744
Conversion to common stock upon Merger			(17,490,404)
Outstanding at ending				13,150,745
Embedded Derivative Liability [Member]
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning
Issuance of simple agreements for future equity
Issuance of embedded derivative liability			601,000
Change in fair value			149,000
Conversion to common stock upon Merger			(750,000)
Outstanding at ending